	Union Street Partners Value Fund
Schedule of Investments		december 31, 2023 (unaudited)
			Shares	Value
93.26%	COMMON STOCK
9.99%	COMMUNICATION SERVICES
	META Platforms, Inc.(A) . . . . . . . .	.	14,750	$ 5,220,910
	The Walt Disney Co . . . . . . . . .	.	25,000	2,257,250
				7,478,160
5.30%	CONSUMER DISCRETIONARY
	Home Depot, Inc. . . . . . . . . . .	.	5,750	1,992,662
	LVMH Moet Hennessy Louis Vuitton SE	. .	12,150	1,973,767
				3,966,429
12.10%	CONSUMER STAPLES
	Diageo plc ADR . . . . . . . . . . .	.	15,000	2,184,900
	Dollar Tree, Inc.(A) . . . . . . . . . .	. .	24,650	3,501,533
	Kenvue, Inc. . . . . . . . . . . . .	. .	79,800	1,718,094
	Target Corp. . . . . . . . . . . . .	. .	11,600	1,652,072
				9,056,599
9.53%	ENERGY
	Chevron Corp. . . . . . . . . . . .	. .	14,000	2,088,240
	Exxon Mobil Corp. . . . . . . . . . .	.	24,700	2,469,506
	Schlumberger Ltd. . . . . . . . . . .	.	49,500	2,575,980
				7,133,726
10.77%	FINANCIALS
	Bank of America Corp. . . . . . . . .	.	52,350	1,762,624
	Goldman Sachs Group, Inc. . . . . . .	.	5,300	2,044,581
	JPMorgan Chase & Co. . . . . . . .	. .	25,000	4,252,500
				8,059,705
7.95%	HEALTH CARE
	Bayer AG ADR . . . . . . . . . . .	. .	183,000	1,689,090
	CVS Health Corp. . . . . . . . . . .	.	22,000	1,737,120
	Johnson & Johnson . . . . . . . . .	.	6,788	1,063,951
	Merck & Company, Inc. . . . . . . .	. .	13,420	1,463,048
				5,953,209

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QUARTERLY REPORT

	Union Street Partners Value Fund
Schedule of Investments - continued			December 31, 2023 (unaudited)
				Shares	Value
9.03%	INDUSTRIALS
	The Boeing Co.(A) . . . . . . . . . .	.	.	14,200	$3,701,372
	FedEx Corp. . . . . . . . . . . . .	.	.	12,100	3,060,937
					6,762,309
21.67%	INFORMATION TECHNOLOGY
	Apple, Inc. . . . . . . . . . . . . .	.	.	29,250	5,631,502
	Intel Corp. . . . . . . . . . . . . .	.	.	63,900	3,210,975
	Microsoft Corp. . . . . . . . . . .	.	.	19,620	7,377,905
					16,220,382
3.22%	REAL ESTATE
	Simon Property Group, Inc. . . . . .	.	.	16,900	2,410,616
3.70%	UTILITIES
	PG&E Corp. . . . . . . . . . . . .	.	.	153,500	2,767,605
93.26%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .				69,808,740
6.64%	MONEY MARKET FUND
	Fidelity Government Portfolio 5.250%(B)	.	.	4,970,289	4,970,289
99.90%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . . .				74,779,029
0.10%	Assets net of liabilities . . . . . . . . . . . . . . . . .				72,950
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .				$74,851,979

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2023

2

QUARTERLY REPORT

Union Street Partners Value Fund

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$69,808,740	$—	$—	$69,808,740
Money Market Fund . . . . .	4,970,289	—	—	4,970,289
Total Investments . . . . . .	$74,779,029	$—	$—	$74,779,029

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $37,724,547 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .	$ 37,903,405
Gross unrealized depreciation . . .	(848,923)
Net unrealized appreciation . . . .	$ 37,054,482

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QUARTERLY REPORT